NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Feb. 23, 2012	Feb. 14, 2012
Date of incorporation	Aug. 08, 1997
State of incorporation	Delaware
Net income loss	$ (107,436)	$ (148,964)	$ (117,640)
Accumulated deficits	$ 30,992,977	$ 30,885,541
UMeLook Limited [Member]
Date of incorporation	Feb. 23, 2012
State of incorporation	Hong Kong
Ownership percentage				100.00%
UMeLook Holdings Limited [Member]
Date of incorporation	Feb. 14, 2012
State of incorporation	British Virgin Islands
Ownership percentage					100.00%